Dividends paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Dividends paid
Final dividend - prior year	R 6,269	R 4,842	R 5,650
Interim dividend - current year	3,683	3,110	2,978
Dividends paid	R 9,952	7,952	8,628
Forecast cash flow on final dividend - current year		R 4,898	R 4,844